Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

Category	Creditor	Maturity date		Annual interest rate
Korean Won	KEB Hana Bank (*1)	7/12/2024		5.23%
Korean Won	IBK Industrial Bank (*1)	11/20/2024		4.89%
Korean Won	Anapass, Inc.	7/25/2024		5.50%
Korean Won	Anapass, Inc.	5/10/2024		5.50%
Korean Won	Anapass, Inc.	9/15/2024		5.50%
Korean Won	Kyeongho Lee	11/19/2024		9.00%
Korean Won	Kyeongho Lee	5/27/2024		0%
Korean Won	Kyeongho Lee	11/24/2023		6.80%
Korean Won	Kyeongho Lee	11/30/2024		7.50%
Korean Won	Kyeongho Lee	12/2/2024	(*9)	7.50%
Korean Won	M-Venture Investment, Inc. (*3)	10/29/2024		6.50%
Korean Won	M-Venture Investment, Inc. (*4)	4/26/2024		6.50% - 8.65	%(*6)
Korean Won	i Best Investment Co., Ltd. (*5)	3/14/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd. (*7)	12/22/2023		6.50%
Korean Won	i Best Investment Co., Ltd.	3/12/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd.	1/12/2024	(*9)	6.50%
Korean Won	i Best Investment Co., Ltd.	3/14/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd.	1/26/2024	(*2)	6.50%
Promissory Note	One (1) individual investor	6/30/2024		4.00%
(*1)

The limits for borrowings from KEB Hana Bank and IBK Industrial Bank are $6,980,000 and $7,135,000, respectively, and the bank deposit of Anapass, Inc., a related party, is pledged as collateral for borrowings from KEB Hana Bank and IBK Industrial Bank (see Notes 5 and 12). As of the current fiscal year end, collateral was provided to Anapass, Inc. in relation to the borrowings from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. (see Notes 5 and 12).

(*2)	Maturity date was extended for five (5) months after fiscal year end.

(*3)For borrowings from M-Venture Investment, Inc., 170,000 common shares of Anapass were provided to creditors as collateral by Kyeongho Lee, a related party (see Note 12).

(*4)For borrowings from M-Venture Investment, Inc., guarantee was provided by Kyeongho Lee, a related party (see Note 12).

(*5)For borrowings from i-Best Investment, Co., Ltd., 40,000 common shares of Anapass were provided to creditors as collateral by Kyeongho Lee, a related party (see Note 12).

(*6)Loan agreement was amended on April 26, 2023, and new interest rates (6.50% for KRW1.0 billion, 8.65% for KRW5.0 billion) were applied from April 26, 2023.

(*7)KRW1.0 billion loan was borrowed on March 22, 2023, and fully paid off on December 21, 2023.

(*8)Maturity date was extended for three (3) months after fiscal year end.

(*9)Loan was paid off in March 2024.

(in thousands)
Category	Creditor	December 31, 2023	December 31, 2022
Korean Won	KEB Hana Bank (*1)	$6,980	$7,102
Korean Won	IBK Industrial Bank (*1)	7,135	7,260
Korean Won	Anapass, Inc.	4,653	4,735
Korean Won	Anapass, Inc.	2,327	2,367
Korean Won	Anapass, Inc.	3,102	3,156
Korean Won	Kyeongho Lee	388	395
Korean Won	Kyeongho Lee	85	87
Korean Won	Kyeongho Lee	—	24
Korean Won	Kyeongho Lee	388	395
Korean Won	Kyeongho Lee	613	789
Korean Won	M-Venture Investment, Inc. (*3)	3,102	3,156
Korean Won	M-Venture Investment, Inc.(*4)	4,653	4,734
Korean Won	i Best Investment Co., Ltd. (*5)	3,102	3,156
Korean Won	i Best Investment Co., Ltd. (*7)	—	—
Korean Won	i Best Investment Co., Ltd.	1,551	—
Korean Won	i Best Investment Co., Ltd.	2,327	—
Korean Won	i Best Investment Co., Ltd.	2,327	—
Korean Won	i Best Investment Co., Ltd.	776	—
Promissory Note	One (1) individual investor	1,000	1,000
Bank Borrowings		$44,509	$38,356

Schedule of convertible notes

(in thousands)
Category	Creditor	December 31, 2023	December 31, 2022
Current convertible notes (*1)
1st	SG Ace Inc. (*2)	$7,620	$8,461
2nd	M-Venture Investment, Inc. and one (1) institution (*3)	7,620	8,461
7th	NA Korea Trans Fund No.4, one (1) institution and eight(8) individual investors (*4)	2,198	1,932
16th	NA Korea Trans Fund No.4 and two (2) individual investors	387	330
22nd	i Best Investment Co., Ltd.	3,233	2,746
23rd	Jeju Semiconductor Corp.	908	771
24th	One (1) individual investor	665	565
25th	M-Venture Investment Inc. (*5)	—	3,511
26th	Access Bio, Inc.	5,163	4,389
	Subtotal	27,794	31,166
Non-current convertible notes
25th	M-Venture Investment Inc. (*5)	3,614	—
27th	Blacktree Co., Ltd.	2,625	—
	Subtotal	6,239	—
	Total	$34,033	$31,166

(*1)As convertible notes are matured or convertible notes holders have the right to claim early redemption that can be exercised within 12 months after the reporting period, the convertible notes were classified as current liabilities as of December 31, 2023 and 2022.

(*2)During the current period, convertible note was amended to be repaid in installments and due date and interest rates were revised. As a result, due dates were changed to June 30, 2023, September 30, 2023 and December 30, 2023 for $2.0 million installment, $3.0 million installment and $4.0 million installment, respectively. Interest rates were revised as 5.5%, 6.5% and 7.5% for $2.0 million installment, $3.0 million installment and $4.0 million installment, respectively, and 12% from default date if each installments were not paid by revised due dates mentioned above. Subsequent to current year end, due dates were extended to March 29, 2024 for total outstanding principal of $9.0 million.

(*3)During the current period, convertible note was amended and due date was extended to December 31, 2023.

(*4)During the current period, $61,000 of convertible note and unpaid interest of $11,000 were converted into 20,681 shares of common stock.

(*5)During the current period, principal amount of $500,000 of convertible note was transferred to individual investor, and subsequently paid off in November 2023.

Schedule of terms of issuance of convertible notes

Key terms for issuance of convertible notes

	1st	2nd	7th	16th	22nd	23rd	24th	25th	26th	27th
Issue Year	2017	2017	2019	2020	2021	2021	2021	2022	2022	2023
Early repayment	(*1)	(*1)	(*2)	(*1)	(*1)	(*1)	(*1)	(*2)	(*3)	(*1)
Repayment at maturity	The payment shall be made three years after the date of issue at an annual interest rate of 4%.						The payment shall be made three years after the date of issue at an annual interest rate of 7%.	The payment shall be made three years after the date of issue at an annual interest rate of 5%.	The payment shall be made three years after the date of issue at an annual interest rate of 4%.	The payment shall be made three years after the date of issue at an annual interest rate of 5%.
Rates applied at the repayment date

Upon repayment, there is a clause to reimburse the U.S. Dollar amount converted at the Won-Dollar exchange rate on the redemption date based on the Won amount converted at the Won-Dollar exchange rate at the date of issue.

				N/A	N/A	N/A	N/A	N/A	N/A	N/A
Conversion price	$3.50 per share (*4)									$6.67 per share

Convertible Notes, continued

	1st	2nd	7th	16th	22nd	23rd	24th	25th	26th	27th

Conversion	- The holder of convertible notes can covert it at any time.

- If the Company issues a new equity instrument after issuing convertible notes, the holder of convertible notes may participate in conversion with the issuance price of the new equity instruments (1st, 2nd and 27th convertible notes) or $3.50 per share up to seven days prior to the issuance of the equity instruments.

- Conversion upon demand at holder’s discretion with conversion price equal to $3.50 ($6.67 for 27th convertible note) per share after issue date.

- Automatic conversion in an initial public offering (“IPO”) or business combination with SPAC (except for 1st and 24th convertible notes) (conversion price is adjusted to IPO price or SPAC conversion price).

- If the price at the time of issuance of a new equity instrument or the IPO is lower than $3.50, the conversion price of the convertible note is adjusted (except for 27th convertible note).

- Conversion price is adjusted every three months for one year after an IPO at KOSDAQ (However, adjusted price cannot be lower than 70% of $3.50 per share and cannot be higher than $3.50 per share) (7th convertible note).

Number of convertible shares (*5)	5,142,858 shares		553,790 shares	102,597 shares	874,286 shares	245,714 shares	180,000 shares	1,000,000 shares	1,428,571 shares	299,850 shares
Collateral and guarantee	(*6)		(*7)	N/A	(*8)	N/A	(*7)	N/A	(*7)	N/A

(*1)The right to early repayment can be exercised once every quarter (four times in total) for 7 day periods after 2 years from the date of issue of convertible notes until 3 years from the date of issue of convertible notes.

(*2)The right to early repayment can be exercised once every quarter (four times in total) for 7 day periods after 1 year from the date of issue of convertible notes until 2 years from the date of issue of convertible notes.

(*3)The right to early repayment can be exercised once every quarter (eight times in total) for 7 day periods after 1 year from the date of issue of convertible notes until 3 years from the date of issue of convertible notes.

(*4)Conversion price will be adjusted to SPAC conversion price if business combination transaction is consummated with SPAC, except for 1st and 24th convertible notes.

(*5)The number of convertible shares was calculated by applying the conversion value of $3.50 per share ($6.67 per share for 27th convertible note) applied at the request of the convertible note holder.

(*6)Kyeongho Lee, a related party, provided payment guarantee and 885,867 shares of common stock of Anapass, Inc. as collateral (see Note 12).

(*7)Kyeongho Lee provided payment guarantee (see Note 12).

(*8)Kyeongho Lee provided payment guarantee and 175,000 shares of common stock of Anapass, Inc. as collateral (see Note 12).

Notes and loans payable
Borrowings
Schedule of maturities of borrowings	Maturities of borrowings as of December 31, 2023 were as follows:

(in thousands)
December 31, 2024	$44,509
Total	$44,509

Convertible debt
Borrowings
Schedule of maturities of borrowings	Maturities of convertible notes as of December 31, 2023, were as follows:

(in thousands)
December 31, 2024	$27,794
December 31, 2025	3,614
December 31, 2026	2,625
Total	$34,033